Acquisitions (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	May. 07, 2013 USD ($)
Business Acquisition [Line Items]
Business Acquisition Estimated Purchase Price	$ 37,000,000,000
Cash To Be Received By Shareholders Upon Acquisition Per Share	$ 125.00
Business Acquisition, Share Price	0.8375
Total purchase price for an acquisition			$ 8,700,000,000
Goodwill, Acquired During Period	$ 329,000,000
Long-term debt acquired			$ 1,800,000,000
bSwift [Member]
Business Acquisition [Line Items]
Purchase price for an acquisition		$ 400,000,000
Goodwill, Acquired During Period	$ 11,000,000	$ 318,000,000